Concentrations (Details Narrative)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue Benchmark [Member] | Two Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	26.00%	30.00%
Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	38.00%	15.00%